S000071893 [Member] Investment Objectives and Goals - BrandywineGLOBAL - CORPORATE CREDIT FUND	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINEGLOBAL — CORPORATE CREDIT FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s objective is high current income consistent with the preservation of capital over a five-year time horizon.